GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, Net
Balance at beginning of period	$ 88,652	$ 51,664
Additions		49,436
Write-off	(5,368)
Amortization	(14,367)	(12,448)
Balance at end of period	68,917	88,652
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	124,847	89,775
Additions		35,072
Write-off	0
Amortization	0	0
Balance at end of period	124,847	124,847
Accumulated amortization
Balance at beginning of period	(51,106)	(41,023)
Additions		0
Write-off	0
Amortization	(11,657)	(10,083)
Balance at end of period	(62,763)	(51,106)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Write-off	0
Additions		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Write-off due to restructuring
Balance at beginning of period	0
Write-off	(3,384)
Amortization	0
Balance at end of period	(3,384)	0
Intangible assets, Net
Balance at beginning of period	64,992	40,003
Additions		35,072
Write-off	(3,384)
Amortization	(11,657)	(10,083)
Balance at end of period	49,951	64,992
Customer relationship [Member]
Intangible assets, Gross
Balance at beginning of period	57,750	46,544
Additions		11,206
Write-off	0
Amortization	0	0
Balance at end of period	57,750	57,750
Accumulated amortization
Balance at beginning of period	(27,056)	(24,976)
Additions		0
Write-off	0
Amortization	(2,143)	(2,080)
Balance at end of period	(29,199)	(27,056)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Write-off	0
Additions		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Write-off due to restructuring
Balance at beginning of period	0
Write-off	(1,984)
Amortization	0
Balance at end of period	(1,984)	0
Intangible assets, Net
Balance at beginning of period	20,268	11,142
Additions		11,206
Write-off	(1,984)
Amortization	(2,143)	(2,080)
Balance at end of period	16,141	20,268
Tradename [Member]
Intangible assets, Gross
Balance at beginning of period	21,661	18,503
Additions		3,158
Write-off	0
Amortization	0	0
Balance at end of period	21,661	21,661
Accumulated amortization
Balance at beginning of period	(13,159)	(12,874)
Additions		0
Write-off	0
Amortization	(567)	(285)
Balance at end of period	(13,726)	(13,159)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions	0	0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	3,392	519
Additions		3,158
Write-off	0
Amortization	(567)	(285)
Balance at end of period	$ 2,825	$ 3,392